EXHIBIT 99.3

John Deere Owner Trust 2010

Servicer’s Certificate

$224,000,000 Class A-1 0.34384% Asset Backed Notes due May 16, 2011

$147,000,000 Class A-2 0.72000% Asset Backed Notes due July 16, 2012

$267,000,000 Class A-3 1.32000% Asset Backed Notes due May 15, 2014

$70,189,000 Class A-4 2.13000% Asset Backed Notes due October 17, 2016

$39,240,380 Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Jul-10
Actual Payment Date (A/360)				15-Jul-10
Collection Period Begin Date				31-May-10
Collection Period End Date				27-Jun-10
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				30

(1)	Total Distribution Amount:			$25,997,827.45
	(a)	Total cash receipts during the month:		$24,284,821.40
	(b)	Administrative repurchases during the month:		$1,712,027.01
	(c)	Investment earnings on cash accounts:		$979.04

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$554,921.75
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$48,436.27
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$88,200.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$293,700.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$124,585.48
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$23,264,922.98
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$23,264,922.98
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$23,264,922.98

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i) Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii) % of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii) Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv) Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i) Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii) % of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii) Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv) Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:		$23,819,844.73

(6)	Reserve Account balance:
	(a)	Beginning balance:	$13,933,141.82
	(b)	Amount of deposit from Collection Account to Reserve Account:	$1,015,446.18
		(i) Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$1,015,446.18
		(ii) Amount of excess to Reserve Account from Collection Account:	$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):	$0.00
	(e)	Ending Balance (after giving effect to all distributions)	$14,948,588.00
	(f)	Specified Reserve Account Balance:	$14,948,588.00

(7)	Servicing Fee:		$578,467.06
	(a)	Amount of Servicing Fee earned:	$578,467.06
	(b)	Amount of Servicing Fee paid:	$1,162,436.54
	(c)	Amount of Servicing Fee Shortfall:	$642,049.77

(8)	Amount paid to Indenture Trustee:		$0.00

(9)	Amount paid to Owner Trustee:		$0.00

(10)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:	$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:	0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:	$0.00
	(d)	Certificateholders’ Principal Distributable Amount:	$0.00

(11)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):		$0.00

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of
		the related Collection Period:	$669,971,253.04

	(b)	Note Value as of the end of the related Collection Period:	$669,206,829.39

	(c)	Number of Accounts at the end of the related Collection Period:	17,201

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$145,777,449.39
		(ii) Class A-1 Note Pool Factor:	0.6507922

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$147,000,000.00
		(ii) Class A-2 Note Pool Factor:	1.0000000

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$267,000,000.00
		(ii) Class A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$70,189,000.00
		(ii) Class A-4 Note Pool Factor:	1.0000000

	(e)	(i) Outstanding Principal Balance of Certificates:	$39,240,380.00
		(ii) Certificate Pool Factor:	1.0000000

(14)	Aggregate amount of Purchased Receivables for related Collection Period:		$0.00

(15)	(i)	Aggregate amount of net losses for the collection period :	$0.00
	(ii)	Cumulative amount of net losses:	$0.00
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(16)	(i)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance	0.80%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	17,434
	(b)	Number of loans at the end of the period:	17,201
	(c)	Weighted average remaining term on receivables:	39.15
	(d)	Prepayment amount - monthly:	$6,555,810.94
	(e)	Prepayment amount - life-to-date:	$27,949,003.86
	(f)	Weighted average APR of the pool assets:	3.70%
	(g)	Pool Factor:	0.89